The Company and basis of presentation - Reclassification summary (Details) - EUR (€) € in Thousands	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
The Company and basis of presentation
Current income tax refundable	€ 101,089	€ 126,197	€ 248,668
Other current assets	493,606	410,834	584,180
Assets held for sale included in "Other current assets"			161,013
Non-current income tax refundable	137,000	92,051	62,361
Other non-current assets	145,117	126,174	135,964
Current provisions	383,204	431,370	448,368
Other current liabilities	1,186,504	1,039,743	1,079,077
Liabilities directly associated with assets held for sale included in "Other current liabilities."			27,511
Non-current provisions	231,736	173,351	196,516
Other non-current liabilities	€ 162,422	€ 147,563	€ 177,647